Equity Incentive Schemes and Stock Compensation Charges - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (USD per share)	$ 42.43	$ 43.43	$ 36.84
Assumptions:
Expected volatility (in percent)	30.00%	30.00%	30.00%
Dividend yield (in percent)	0.00%	0.00%	0.00%
Risk free interest rate (in percent)	0.57%	2.55%	2.76%
Expected life	5 years	5 years	5 years